Related Party Transactions (Details Narrative) - USD ($)	1 Months Ended			3 Months Ended	6 Months Ended		9 Months Ended
	Oct. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021
Related Party Transaction [Line Items]
Outstanding principal					$ 10,508,955
Accounts payable and accrued liabilities related parties					515,233
Debt instrument converted				$ 6,532,206
Number of shares issued to directors	6,500,000
Principal [Member]
Related Party Transaction [Line Items]
Debt instrument converted							$ 4,428,589
Accrued Interest [Member]
Related Party Transaction [Line Items]
Debt instrument converted							$ 102,054
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Management fees					27,000	$ 27,000
Debt instrument converted					6,532,206
Accrued salary					131,000
Chief Executive Officer [Member] | Principal [Member]
Related Party Transaction [Line Items]
Debt instrument converted		$ 1,875,000			1,875,000
Chief Executive Officer [Member] | Accrued Interest [Member]
Related Party Transaction [Line Items]
Debt instrument converted		$ 126,563
Chief Executive Officer [Member] | Accrued Salary [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - related parties					599,212			$ 414,237
Trucept [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Accounts payable and accrued liabilities - related parties					$ 0			$ 7,650
Ralated Party [Member]
Related Party Transaction [Line Items]
Number of shares converted			10,002
Ralated Party [Member] | Principal [Member]
Related Party Transaction [Line Items]
Debt instrument converted			$ 6,303,589
Ralated Party [Member] | Accrued Interest [Member]
Related Party Transaction [Line Items]
Debt instrument converted			$ 228,617